Expense Example, No Redemption - Macquarie Opportunity Fund - Class C	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
USD ($)	189	601	1,040	2,258